Cover Page	Aug. 31, 2020	Jul. 27, 2020	Feb. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	ONEMAIN HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36129
Entity Tax Identification Number	27-3379612
Entity Address, Address Line One	601 N.W. Second Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	424-8031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		OMF
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key			0001584207
Amendment Flag			false